                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                              -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom     November 2, 2010
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $773,962 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Alliance Trust Holdings as at 30/9/10


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                                  TITLE OF             VALUE      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
                 NAME OF ISSUER    CLASS    CUSIP       (X$)    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS COM NPV               EQUITY   2002305 26,225,280.00 26,225   502,400.00 SH      SOLE     NONE    502,400
CIA DE BEBIDAS DAS SPON ADR
REP 1 PRF SHS                     EQUITY   2634797  6,786,189.00  6,786    54,900.00 SH      SOLE     NONE     54,900
ACCENTURE PLC CLS'A'USD0.0000225  EQUITY   B4BNMY3  6,580,152.00  6,580   154,900.00 SH      SOLE     NONE    154,900
AMER TOWER CORP CL'A'COM USD0.01  EQUITY   2253608 38,583,720.00 38,584   753,000.00 SH      SOLE     NONE    753,000
APACHE CORP COM USD0.625          EQUITY   2043962 27,388,856.85 27,389   280,365.00 SH      SOLE     NONE    280,365
BPZ RESOURCES INC 6.5% NTS
01/03/15 USD                      EQUITY   B590VV3 10,935,738.89 10,936 11,600,000.0 SH      SOLE     NONE  11,600,00
BK OF AMERICA CORP COM USD0.01    EQUITY   2295677  4,747,440.00  4,747   362,400.00 SH      SOLE     NONE    362,400
BAXTER INTL INC COM USD1          EQUITY   2085102  9,625,874.18  9,626   201,758.00 SH      SOLE     NONE    201,758
BJS WHOLESALE CLUB COM USD0.01    EQUITY   2039916    622,500.00    623    15,000.00 SH      SOLE     NONE     15,000
CLEAN HARBORS INC COM USD0.01     EQUITY   2202473 17,764,471.30 17,764   262,555.00 SH      SOLE     NONE    262,555
COMSTAR UNITED TEL GDR EACH
REP1 ORD SHR'REGS'                EQUITY   B0WHW35    580,050.00    580    90,000.00 SH      SOLE     NONE     90,000
CISCO SYSTEMS COM USD0.001        EQUITY   2198163 33,109,777.80 33,110 1,511,862.00 SH      SOLE     NONE  1,511,862
CVS CAREMARK CORP COM STK USD0.01 EQUITY   2577609  7,481,677.80  7,482   237,740.00 SH      SOLE     NONE    237,740
CORRECTIONS CORP COM USD0.01      EQUITY   2759418  2,714,800.00  2,715   110,000.00 SH      SOLE     NONE    110,000
DELL INC COM USD0.01              EQUITY   2261526 21,789,777.60 21,790 1,681,310.00 SH      SOLE     NONE  1,681,310
DAVITA INC COM USD0.001           EQUITY   2898087 18,412,320.00 18,412   267,000.00 SH      SOLE     NONE    267,000
ENTERPRISE PRODS P COM UNITS
REP LIM PART INT                  EQUITY   2285388 15,856,000.00 15,856   400,000.00 SH      SOLE     NONE    400,000
ENERGY SOLUTIONS I DEP SHS
REP 1 COM USD0.01                 EQUITY   B293735    401,600.00    402    80,000.00 SH      SOLE     NONE     80,000
EXPONENT INC COM USD0.001         EQUITY   2330318    948,899.00    949    28,300.00 SH      SOLE     NONE     28,300
FLIR SYSTEMS INC COM USD0.01      EQUITY   2344717 14,375,200.00 14,375   560,000.00 SH      SOLE     NONE    560,000
FRONTIER COMMUNICA COM USD0.25    EQUITY   2197933    665,962.08    666    81,613.00 SH      SOLE     NONE     81,613
HCC INSURANCE HLDG COM USD1       EQUITY   2400426 11,740,500.00 11,741   450,000.00 SH      SOLE     NONE    450,000
HOLOGIC INC COM USD0.01           EQUITY   2433530 13,448,400.00 13,448   840,000.00 SH      SOLE     NONE    840,000
INTERMEC INC COM USD0.01          EQUITY   2116842    709,340.00    709    58,000.00 SH      SOLE     NONE     58,000
INTEL CORP COM USD0.001           EQUITY   2463247 29,171,960.22 29,172 1,518,582.00 SH      SOLE     NONE  1,518,582
INTEROIL CORP COM NPV             EQUITY   B02SJF9 59,386,200.00 59,386   870,000.00 SH      SOLE     NONE    870,000
ITT CORPORATION COM USD1          EQUITY   2465760             0      0            0 SH      SOLE     NONE          0
JOHNSON & JOHNSON COM USD1        EQUITY   2475833 30,937,812.73 30,938   499,561.00 SH      SOLE     NONE    499,561
LANDEC CORP COM USD0.001          EQUITY   2517058  1,083,250.00  1,083   175,000.00 SH      SOLE     NONE    175,000
MOBILE TELESYSTEMS ADR EA REP
2 ORD RUB1                        EQUITY   2603225  4,580,299.50  4,580   215,950.00 SH      SOLE     NONE    215,950
MEDCOHEALTH SOLUTI COM USD0.01    EQUITY   2954019 12,740,000.00 12,740   245,000.00 SH      SOLE     NONE    245,000
MONSANTO COM STK USD0.01          EQUITY   2654320 13,715,696.00 13,716   286,400.00 SH      SOLE     NONE    286,400
VAIL RESORTS INC COM STK USD0.01  EQUITY   2954194  1,497,600.00  1,498    40,000.00 SH      SOLE     NONE     40,000
MUELLER WATER PROD COM STK
USD0.01 SER 'A'                   EQUITY   B15RZR4  3,162,086.27  3,162 1,050,527.00 SH      SOLE     NONE  1,050,527
MAXWELL TECH INC COM USD0.10      EQUITY   2573771  2,886,840.00  2,887   198,000.00 SH      SOLE     NONE    198,000
NETAPP INC COM USD0.001           EQUITY   2630643 21,894,400.00 21,894   440,000.00 SH      SOLE     NONE    440,000
NOVATEK OAO GDR EACH REPR 10
SHS'REG S'                        EQUITY   B0DK750  6,061,010.00  6,061    70,600.00 SH      SOLE     NONE     70,600
NEW YORK COMMTY COM USD0.01       EQUITY   2711656 51,576,590.00 51,577 3,173,944.00 SH      SOLE     NONE  3,173,944
PLUM CREEK TMBR CO COM USD0.01    EQUITY   2692397 15,053,587.92 15,054   426,689.00 SH      SOLE     NONE    426,689
METROPCS COMMUNICA COM STK
USD0.0001                         EQUITY   B02F228    887,400.00    887    85,000.00 SH      SOLE     NONE     85,000
PFIZER INC COM USD0.05            EQUITY   2684703 20,209,090.00 20,209 1,177,000.00 SH      SOLE     NONE  1,177,000
PICO HOLDINGS COM USD0.001        EQUITY   2326737  1,488,500.00  1,489    50,000.00 SH      SOLE     NONE     50,000
POLYCOM INC COM USD0.0005         EQUITY   2693420 21,329,259.00 21,329   783,300.00 SH      SOLE     NONE    783,300
PHILIP MORRIS INTL COM STK NPV    EQUITY   B2PKRQ3 54,595,131.30 54,595   974,565.00 SH      SOLE     NONE    974,565
ROSS STORES INC COM USD0.01       EQUITY   2746711 33,137,954.00 33,138   606,700.00 SH      SOLE     NONE    606,700
REPUBLIC SERVICES COM USD0.01     EQUITY   2262530 39,286,281.21 39,286 1,289,343.00 SH      SOLE     NONE  1,289,343
SMART BALANCE INC COM STK USD0.01 EQUITY   B0V9FJ9    521,100.00    521   135,000.00 SH      SOLE     NONE    135,000
SAFEWAY INC COM USD0.01           EQUITY   2767165 14,910,750.00 14,911   705,000.00 SH      SOLE     NONE    705,000
TRIQUINT SEMI COND COM USD0.001   EQUITY   2904393  1,102,850.00  1,103   115,000.00 SH      SOLE     NONE    115,000
TETRA TECH INC COM USD0.01        EQUITY   2883890  1,466,500.00  1,467    70,000.00 SH      SOLE     NONE     70,000
TIME WARNER INC COM USD0.01       EQUITY   B63QTN2  6,083,118.00  6,083   198,600.00 SH      SOLE     NONE    198,600
UTD TECHNOLOGIES COM USD1         EQUITY   2915500 27,672,855.00 27,673   388,500.00 SH      SOLE     NONE    388,500
WESTERN UNION COMP COM STK
USD0.01                           EQUITY   B1F76F9  6,029,004.00  6,029   341,200.00 SH      SOLE     NONE    341,200
                                                               $773,962